Description of Organization and Business Operations (Details) - USD ($)	1 Months Ended							6 Months Ended	12 Months Ended
	Feb. 27, 2020	Jan. 24, 2020	Dec. 26, 2019	Nov. 27, 2019	Oct. 29, 2019	Jul. 26, 2019	Jan. 30, 2018	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 20, 2020	Sep. 27, 2019	Jun. 18, 2019	Jun. 30, 2018
Description of Organization and Business Operations (Textual)
Business combination, description								In connection with the consummation of the Business Combination and pursuant to the Merger Agreement, (a) each issued and outstanding unit of the Company, if not already detached, was detached and each holder of such a unit was deemed to hold one share of the Company’s Class A common stock and one Company warrant (“GPAQ Warrant”), (b) each issued and outstanding share of the Company’s Class A common stock (excluding any shares held by a Company stockholder that elected to have its shares redeemed pursuant to the Company’s organizational documents) was converted automatically into the right to receive 1.421333 shares of HOFRE common stock, par value $0.0001 (the “HOFRE Common Stock”), following which all shares of the Company’s Class A common stock ceased to be outstanding and were automatically canceled and cease to exist; (c) each issued and outstanding share of the Company’s Class F common stock was converted automatically into the right to receive one share of HOFRE Common Stock, following which all shares of the Company’s Class F common stock ceased to be outstanding and were automatically canceled and cease to exist; (d) each issued and outstanding GPAQ Warrant (including GPAQ private placement warrants) was automatically converted into one HOFRE Warrant to purchase 1.421333 shares of HOFRE Common Stock per warrant, following which all GPAQ Warrants ceased to be outstanding and were automatically canceled and retired and cease to exist; and (e) each issued and outstanding membership interest in Newco converted automatically into the right to receive a pro rata portion of the Company Merger Consideration (as defined in the Merger Agreement), which was payable in shares of HOFRE Common Stock.	the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The stockholders will be entitled to redeem their shares for a pro rata portion of the amount then on deposit in the Trust Account ($10.10 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations).
Aggregate principal amount		$ 31,975,073	$ 1,094,300	$ 1,094,300	$ 1,094,300			$ 20,721,293	$ 14,962,645
Percentage of debt conversion								8.00%
Debt conversion due								2025
Consummated sale of warrants (in Shares)									4,900,000
Price of per warrant (in Dollars per share)								$ 1.00	$ 1.00
Gross proceeds private placement warrants									$ 4,900,000
Aggregate of finance transaction costs											$ 490,000	$ 817,996	$ 817,996
Underwriting fees								$ 2,500,000	2,500,000
Deferred underwriting fees								4,375,000	4,375,000	$ 4,375,000
Other underwriting costs								677,731	677,731
Cash held outside of trust account								1,100,000	1,100,000
Operating bank accounts								55,896	2,122	89,557
Marketable securities held in trust account								31,043,986
Working capital deficit								1,480,586	493,348
Income taxes payable								3,780		284,958
Amount on deposit in trust account represented interest income								858,000
Withdrew of interest from trust account								1,179,244
Withdrew of franchise and income tax								170,050
Aggregate principal amount								1,390,730
Borrowed working capital requirements								182,000
Non-interest bearing								1,500,000	1,500,000
Purchase price of warrants								1.00	$ 1.00
Maximum maturity of securities held in trust account							180 days
Business combination fair market value, percentage									80.00%
Business combination percentage of voting securities									50.00%
Business combination net tangible assets									$ 5,000,001
CommonStockDescription									aggregate of 20% or more
Business combination beyond, description									the Company elected to further extend the deadline to complete a Business Combination beyond October 31, 2019, $0.033 for each 30-day period, or portion thereof, up to three additional 30-day periods.
Aggregate amount, per share (in Dollars per share)									$ 10.34
Shares outstanding (in Shares)			0.033	0.033	0.033
Description of proposed offering to business combination									If the Company is unable to complete a Business Combination by the Extended Date, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (less amounts previously released to pay taxes and less interest to pay dissolution expenses of up to $100,000), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of applicable law.
Marketable securities held in trust account									$ 117,285,210	128,396,771
Prepaid income taxes									2,673
Franchise income taxes obligations									18,524
Deposit in trust account									3,445,000
Trust account franchise income tax obligation									1,009,194
Outstanding convertible promissory debt									3,017,650
Promissory Note [Member]
Description of Organization and Business Operations (Textual)
Aggregate principal amount								3,354,228
Aggregate of finance transaction costs								572,735
Borrowed amount								$ 972,573
Sponsor [Member]
Description of Organization and Business Operations (Textual)
Aggregate principal amount		$ 265,404							$ 1,094,300
Price of per warrant (in Dollars per share)								$ 1.00	$ 1.00
Aggregate of finance transaction costs								$ 490,000	$ 490,000
Shares outstanding (in Shares)		0.033
Sponsor [Member] | Subsequent Event [Member]
Description of Organization and Business Operations (Textual)
Aggregate principal amount	$ 265,404
Promissory Note [Member]
Description of Organization and Business Operations (Textual)
Aggregate principal amount						$ 1,105,354			2,199,654
Initial Public Offering [Member]
Description of Organization and Business Operations (Textual)
Net cash proceeds from issuance and sale of notes								7,000,000
Proceeds for conversion of prior existing notes payable								13,700,000
Aggregate of finance transaction costs								$ 7,552,731	$ 7,552,731
Per share value (in Dollars per share)									$ 0.10
Private Placement [Member]
Description of Organization and Business Operations (Textual)
Consummated sale of warrants (in Shares)								4,900,000	4,900,000
Price of per warrant (in Dollars per share)								$ 1.00	$ 1.00
Gross proceeds private placement warrants								$ 4,900,000	$ 4,900,000
Common Class A [Member]
Description of Organization and Business Operations (Textual)
Aggregate principal amount		$ 31,975,073
Consummated initial public offering units (in Shares)										12,500,000
Redeem an aggregate (in Shares)		3,011,003							1,446,461
Aggregate amount, per share (in Dollars per share)		$ 10.61
TrustAccountToPayStockholders (in Shares)		8,042,536
Common Class A [Member] | Initial Public Offering [Member]
Description of Organization and Business Operations (Textual)
Net proceeds of sale of units								$ 126,250,000
Common Class A [Member] | Initial Public Offering [Member]
Description of Organization and Business Operations (Textual)
Consummated initial public offering units (in Shares)							12,500,000	12,500,000
Gross proceeds initial public offering							$ 125,000,000	$ 125,000,000
Net proceeds of sale of units							$ 126,250,000
Sale of price per unit (in Dollars per share)								$ 10.10						$ 10.10